Property, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2025
Property, plant and equipment
Schedule of property, plant and equipment
					Corporate
	Mining	Non-producing	Plant and	Right-of-use	office
	interests	properties	equipment	lease assets	equipment	Total

Cost
Balance at January 1, 2024	$226,819	$12,469	$128,228	$11,685	$237	$379,438
Asset additions	14,226	-	4,794	789	-	19,809
Change in decommissioning provision	(1,420)	-	-	-	-	(1,420)
Balance at December 31, 2024	239,625	12,469	133,022	12,474	237	397,827
Asset additions	20,701	-	8,137	2,084	190	31,112
Asset disposals	-	-	-	(31)	-	(31)
Change in decommissioning provision	614	-	-	-	-	614
Balance at September 30, 2025	$260,940	$12,469	$141,159	$14,527	$427	$429,522

Accumulated depreciation and depletion
Balance at January 1, 2024	$(132,474)	$-	$(85,440)	$(8,223)	$(200)	$(226,337)
Depreciation/depletion for the year	(14,172)	-	(8,615)	(1,278)	(26)	(24,091)
Balance at December 31, 2024	(146,646)	-	(94,055)	(9,501)	(226)	(250,428)
Depreciation/depletion for the period	(8,347)	-	(5,830)	(1,522)	(11)	(15,710)
Balance at September 30, 2025	$(154,993)	$-	$(99,885)	$(11,023)	$(237)	$(266,138)

Carrying value
at December 31, 2024	$92,979	$12,469	$38,967	$2,973	$11	$147,399
at September 30, 2025	$105,947	$12,469	$41,274	$3,504	$190	$163,384